VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 12.9%
Rio Tinto Plc (ADR) † 245,756 $ 15,639,912
Underline
Brazil : 18.4%
Cia Siderurgica Nacional SA
(ADR) † 1,169,499 2,795,103
Gerdau SA (ADR) 1,077,625 5,140,271
Vale SA (ADR) 1,068,865 14,322,791
22,258,165
Canada : 0.5%
Algoma Steel Group, Inc.
(USD) † 91,369 621,309
Underline
Luxembourg : 5.0%
ArcelorMittal SA (USD) † 242,970 6,081,539
Underline
Netherlands : 4.5%
Ternium SA (ADR) 137,752 5,496,305
Underline
South Korea : 6.8%
POSCO Holdings, Inc. (ADR) † 79,661 8,165,252
Underline
United States : 51.9%
ATI, Inc. * † 126,317 5,197,945
Carpenter Technology Corp. 43,080 2,895,407
Cleveland-Cliffs, Inc. * 398,776 6,232,869
Commercial Metals Co. 107,117 5,292,651
Gibraltar Industries, Inc. * 26,831 1,811,361
Nucor Corp. 58,570 9,157,419
Olympic Steel, Inc. 9,818 551,870
Number
of Shares Value
United States (continued)
Reliance Steel & Aluminum
Co. 21,009 $ 5,509,190
Ryerson Holding Corp. 30,328 882,241
Schnitzer Steel Industries,
Inc. 24,086 670,795
Steel Dynamics, Inc. 56,457 6,053,320
SunCoke Energy, Inc. 73,866 749,740
Tenaris SA (ADR) 188,382 5,952,871
TimkenSteel Corp. * 38,323 832,376
United States Steel Corp. 181,428 5,892,781
Warrior Met Coal, Inc. 45,875 2,343,295
Worthington Industries, Inc. 44,070 2,724,407
62,750,538
Total Common Stocks
(Cost: $130,682,188) 121,013,020
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
8.3%
Money Market Fund: 8.3%
(Cost: $10,045,614)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 10,045,614 10,045,614
Total Investments: 108.3%
(Cost: $140,727,802) 131,058,634
Liabilities in excess of other assets: (8.3)% (10,066,480)
NET ASSETS: 100.0% $ 120,992,154
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $18,092,996.
* Non-income producing
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Materials 93.6% $ 113,248,788
Energy 4.9 5,952,871
Industrials 1.5 1,811,361
100.0% $ 121,013,020